Earnings (loss) Per Share	12 Months Ended
Dec. 31, 2014
Earnings (loss) Per Share
Earnings (loss) Per Share

19. Earnings (loss) Per Share

        The Group had the following securities which could potentially dilute basic net earnings per share in the future, but which were excluded from the computation of diluted net earnings per share in the periods presented, as their effects would have been anti-dilutive.

	As of December 31,
	2012	2013	2014
Employee Stock Options	6,657,794	—	—
Non-vested ordinary shares	741,500	—	—

        Basic net earnings (loss) per share is based on the weighted average number of ordinary shares outstanding during each period. The computations of net earnings per Class A and Class B ordinary share have been adjusted retroactively for all periods presented to reflect the Dual-class share structure (Note 16). Diluted net earnings (loss) per share is based on the weighted average number of ordinary shares outstanding and incremental weighted average number of ordinary shares from assumed vesting of non-vested shares and exercise of share options, and conversion of the convertible senior notes during each period.

        Basic earnings (loss) per share and diluted earnings per share have been calculated for the years ended December 31, 2012, 2013 and 2014 as follows:

	Year ended December 31,
	2012	2013	2014
	$	$	$
Numerator:
Net (loss) income attributable to Vipshop Holdings Limited's ordinary shareholders	(9,472,074)	52,299,863	137,259,907

Denominator:
Net earnings per Class A share
Weighted-average ordinary shares, outstanding—basic	72,338,848	92,452,279	96,800,324
Weighted-average ordinary shares, outstanding—diluted	72,338,848	98,984,815	103,717,226
Basic net (loss) earnings per share	(0.11)	0.48	1.21
Diluted net (loss) earnings per share	(0.11)	0.45	1.14
Net earnings per Class B share
Weighted-average ordinary shares, outstanding—basic	16,510,358	16,510,358	16,510,358
Weighted-average ordinary shares, outstanding—diluted	16,510,358	16,510,358	16,510,358
Basic net (loss) earnings per share	(0.11)	0.48	1.21
Diluted net (loss) earnings per share	(0.11)	0.45	1.14

        The Series A and B Preferred shares are convertible participating securities but have not been included in the computation of basic net loss per share for 2012, as based on the contractual terms, Series A and B Preferred shareholders have no contractual obligation to share in the losses of the Company.

        The Company granted a number of non-vested ordinary shares to certain executive officers and employees during 2012, 2013 and 2014 (refer to Note 22 (b)), these non-vested shares are not included in the computation of basic earnings per share. Such shares are considered contingently returnable shares because in the event a non-vested shareholder's employment for the Company is terminated for any reason prior to the fourth anniversary of the grant date, the outstanding non-vested shares shall be forfeited and automatically transferred to and reacquired by the Company at nil consideration.